Property, equipment and software, net	12 Months Ended
Dec. 31, 2014
Property, equipment and software, net [Abstract]
Property, equipment and software, net
7.	Property, equipment and software, net

The following is a summary of property, equipment and software, net:

	As of December 31,
	2013	2014
	US$	US$
Electronic equipment	2,471	3,939
Leasehold improvement	2,280	3,635
Servers	784	2,366
Office furniture, Vehicles & logistics equipment	1,144	2,198
Software	672	1,129
Total	7,351	13,267
Less: Accumulated depreciation	(1,957)	(4,978)
Net book value	5,394	8,289

Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 were US$575, US$1,308 and US$3,017, respectively.